CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (33,904)	$ (93,419)	$ (179,181)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt provisions	7,184	11,912	37,255
Depreciation and amortization	1,018	1,560	12,048
Amortization of right-of-use asset	860	0	0
Impairment of fixed assets, prepaid equipment cost and intangible assets	0	564	67,342
Share-based compensation	161	45	343
Loss from and impairment on long-term investments	2,703	52,337	2,603
Loss on disposal of property and equipment	89	0	417
Impairment loss on inventory	322	657	0
Cost of non-deductible input VAT that generated in prior years	10,998	0	0
Gain on fair value change of earn-out provision	0	(1,653)	0
Other income on concession payable waived	(4,053)	(12,318)	0
Write off of long-term deposit not refundable	0	359	0
Changes in assets and liabilities
Accounts receivable	(608)	1,361	(1,874)
Prepaid concession fees	500	5,056	1,656
Other current assets	(2,462)	4,541	(821)
Long-term deposits	121	4,171	789
Other non-current assets	0	1,210	1,304
Amount due from related parties	(10)	934	(1,310)
Accounts payable	1,866	7,751	4,491
Accrued expenses and other current liabilities	(134)	(3,693)	(920)
Deferred revenue	850	757	(525)
Amount due to related parties	30	0	0
Income tax payable	496	(1,515)	(1,712)
Operating lease liabilities	(943)	0	0
Other noncurrent liabilities	0	(391)	(475)
Net cash used in operating activities	(14,916)	(19,774)	(58,570)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,805)	(3,616)	(7,170)
Acquisition of equity interests from non-controlling shareholders	0	(302)	(1,414)
Proceeds from disposal of equity investment	7,245	22,640	1,502
Loan to third parties	0	0	(29,825)
Collection of loan to third parties	0	1,374	7,190
Purchase of long-term investment	0	0	(17,449)
Net cash (used in) provided by investing activities	4,440	20,096	(47,166)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received from short-term loan	5,941	6,339	0
Cash repaid for short-term loan	(11,882)	0	0
Cash received from long-term loan	0	2,868	0
Cash repaid for long-term loan	(145)	0	0
Cash received from loan due to related parties	2,898	0	0
Capital contribution from non-controlling interest	0	0	874
Capital withdraw by non-controlling shareholder	(1,135)	(10,902)	0
Net cash provided by (used in) financing activities	(4,323)	(1,695)	874
Effect of exchange rate changes	219	(1,560)	5,787
Net decrease in cash, cash equivalents and restricted cash	(14,580)	(2,933)	(99,075)
Cash, cash equivalents and restricted cash, at beginning of year	15,539	18,472	117,547
Cash, cash equivalents and restricted cash, at end of year	959	15,539	18,472
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	194	1,665	1,601
Interests paid	513	2,443	0
Fair value of property, equipment and other assets acquired in exchange of advertising services rendered and subsidiary's equity transferred	0	0	169
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Payable for purchase of property and equipment	(462)	103	3,569
Payable of acquisition of non-controlling interests	0	524	0
Receivable of capital contribution from non-controlling interest	0	0	989
Payable of capital withdraw from non-controlling interest	0	758	0
Recognition of Right-of-use and Lease payment liability	$ 2,308	$ 0	$ 0